Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Leases
5. Leases
The Company enters into lease arrangements for its facilities as well as certain equipment, classified either as operating or finance leases.
The Company has an operating lease agreement, as amended by the execution of two subsequent amendments, for approximately 33,300 square feet of office space in Seattle, Washington for the Company’s principal executive offices, a laboratory for research and development, and related uses. The lease commenced on January 15, 2020 and expires on February 1, 2029, with the option to extend the lease for two five-year terms. The lease provides for a tenant improvement allowance of up to $9.5 million, which has been fully utilized.
The Company has an operating lease agreement for approximately 6,272 square feet of office space in Seattle, Washington, for additional office and laboratory space for research and development and related uses. In March
2021, the Company executed an amendment to this lease pursuant to which the contractual lease term was extended through September 30, 2026, unless terminated earlier, with the option to extend the lease for an additional
28-month
term. In December 2022, the Company entered into an agreement to sublease this office and laboratory space in Seattle, Washington to an unrelated third party. Pursuant to the terms of the sublease, the Company is entitled to receive up to $0.5 million in base lease payments. The term of the sublease is through August 31, 2023, with an option by the sublessee to extend such term through November 30, 2023.
As of June 30, 2023, and December 31, 2022, the Company’s operating lease right-of-use
assets were $9.1 million and $9.7 million, respectively. As of June 30, 2023, the Company’s finance lease right-of-use
assets, included within property and equipment on the condensed balance sheets, were immaterial. As of December 31, 2022, the Company’s finance lease right-of-use
assets were $0.5 million.

7. Leases
The Company enters into lease arrangements for its facilities as well as certain equipment, classified either as operating or finance leases.

The Company has an operating lease agreement, as amended by the execution of two subsequent amendments, for approximately 33,300 square feet of office space in Seattle, Washington for the Company’s principal executive offices, a laboratory for research and development, and related uses. In January 2020, the Company issued an irrevocable letter of credit in the amount of $0.5 million for the security deposit in accordance with the terms of the lease. The lease term commenced on January 15, 2020 and payments of rent obligations began on February 1, 2021. The lease is scheduled to expire on February 1, 2029, with the option to extend the lease for two five-year terms. The lease provides for a tenant improvement allowance of up to $9.5 million, which is included in the base rent, and has been fully utilized. The Company will also be responsible for the payment of additional rent to cover the Company’s share of the annual operating, tax expenses, and utilities costs for the building.

The Company has an operating lease agreement for approximately 6,272 square feet of laboratory and office space in Seattle, Washington, for research and development and related uses. In March 2021, the Company executed an amendment to this lease pursuant to which the contractual lease term was extended through September 30, 2026, unless terminated earlier, with the option to extend the lease for an additional
28-month

term. The execution of this amendment was accounted for as a modification to the lease due to the extension of the lease term and an increase in lease payments, and the Company recorded an increase in the lease liability and related right-of-use
asset of $
1.6
 million. In December 2022, the Company entered into an agreement to sublease this space to an unrelated third party. Pursuant to the terms of the sublease, the Company is entitled to receive up to $
0.5
 million in base lease payments. The term of the sublease is through August 2023, with an option by the sublessee to extend such term through November 2023.
As of December 31, 2022, and December 31, 2021, the Company’s operating lease right-of-use
assets were $9.7 million and $10.8 million, respectively. As of December 31, 2022, and December 31, 2021, the Company’s
finance lease
right-of
use-assets,
included within property and equipment on the balance sheet, were $0.5 million and $0.2 million, respectively.
The components of the lease expense were as follows (in thousands):

	December 31,
	2022	2021
Finance lease cost
Amortization of right-of-use asset	$58	$49
Interest on lease liabilities	8	12
Operating lease cost	2,542	2,535
Short term lease cost	—	40
Variable lease cost	1,124	2,161

Total net lease cost	$3,732	$4,797

Supplemental balance sheet information related to leases is as follows:

	December 31,
	2022	2021

Weighted average remaining lease term—finance leases	3.00 years	2.70 years
Weighted average remaining lease term—operating leases	5.87 years	6.86 years
Weighted average discount rate—finance leases	6.99%	6.98%
Weighted average discount rate—operating leases	12.46%	12.42%
Supplemental cash flow information related to leases was as follows (in thousands):

	December 31,
	2022	2021

Cash paid for amounts included in the measurement of operating lease liabilities	$2,657	$2,249
Cash paid for amounts included in the measurement of finance lease liabilities	$64	$63
The calculation of the present value of the lease payments for operating leases did not include any options to extend the leases as the Company is not reasonably certain to exercise such options.

At December 31, 2022, the future payments under the Company’s operating and finance lease liabilities were as follows (in thousands):

	Finance Lease	Operating Lease

2023	$173	$2,718
2024	109	2,781
2025	109	2,845
2026	26	2,806
2027	—	2,557
Thereafter	—	2,835

Total undiscounted lease payments	417	16,542
Less: imputed interest	(44)	(4,845)

Total lease liabilities	373	11,697
Less: current portion	(140)	(1,375)

Non-current lease liabilities—December 31, 2022	$233	$10,322